Investment Instruments - Schedule of Amount Recognized in Profit and Loss and Other Comprehensive Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
Related to investments derecognized during the period	$ (32,954)	$ 56,838
Related to investments held at the end of the reporting period	1,870	979
Totals	$ (31,084)	$ 57,817